UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     May 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $112,065 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAKER HUGHES INC               COM              057224107     5198    76000 SH       SOLE                    76000        0        0
BJ SVCS CO                     COM              055482103     6806   196700 SH       SOLE                   196700        0        0
CARBO CERAMICS INC             COM              140781105     6112   107400 SH       SOLE                   107400        0        0
CE FRANKLIN LTD                COM              125151100     1778   118500 SH       SOLE                   118500        0        0
CNX GAS CORP                   COM              12618h309     2829   108800 SH       SOLE                   108800        0        0
COOPER CAMERON CORP            COM              216640102     5166   117200 SH       SOLE                   117200        0        0
ENERGEN CORP                   COM              29265n108     4970   142000 SH       SOLE                   142000        0        0
GLOBALSANTAFE CORP             SHS              g3930e101     2795    46000 SH       SOLE                    46000        0        0
GRANT PRIDECO INC              COM              38821g101     2420    56500 SH       SOLE                    56500        0        0
GREY WOLF INC                  COM              397888108     2530   340000 SH       SOLE                   340000        0        0
HALLIBURTON CO                 COM              406216101     6776    92800 SH       SOLE                    92800        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     7315   193000 SH       SOLE                   193000        0        0
HORNBECK OFFSHORE SVCS INC N   COM              440543106     3557    98600 SH       SOLE                    98600        0        0
MCDERMOTT INTL INC             COM              580037109     6017   110500 SH       SOLE                   110500        0        0
NOBLE CORPORATION              SHS              g65422100     2717    33500 SH       SOLE                    33500        0        0
OCEANEERING INTL INC           COM              675232102     5358    93500 SH       SOLE                    93500        0        0
OIL STS INTL INC               COM              678026105     5601   152000 SH       SOLE                   152000        0        0
ONEOK INC NEW                  COM              682680103     3556   110266 SH       SOLE                   110266        0        0
SCHLUMBERGER LTD               COM              806857108     1329    10500 SH       SOLE                    10500        0        0
SMITH INTL INC                 COM              832110100     3935   101000 SH       SOLE                   101000        0        0
STOLT OFFSHORE S A             SP ADR REG COM   861567105     2943   190000 SH       SOLE                   190000        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     2939   109700 SH       SOLE                   109700        0        0
TIDEWATER INC                  COM              886423102     6705   121400 SH       SOLE                   121400        0        0
UNIT CORP                      COM              909218109     7443   133500 SH       SOLE                   133500        0        0
WEATHERFORD INTERNATIONAL LT   COM              g95089101     5270   115200 SH       SOLE                   115200        0        0